Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Changes in biological assets [abstract]
Beginning of year	$ 293,945	$ 228,037
Increase due to purchases	3,469	1,445
Initial recognition and changes in fair value of biological assets	77,479	121,302
Decrease due to harvest / disposals	(474,841)	(584,728)
Costs incurred during the period	341,602	400,970
Exchange differences	(6,947)	58,084
End of period	234,707	225,110
Sugarcane
Changes in biological assets [abstract]
Beginning of year	69,620	116,458
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	49,616	41,531
Decrease due to harvest / disposals	(132,180)	(163,719)
Costs incurred during the period	107,660	104,695
Exchange differences	12,306	(13,818)
End of period	107,022	85,147
Crops | Farming
Changes in biological assets [abstract]
Beginning of year	79,363	55,545
Increase due to purchases	2,507	802
Initial recognition and changes in fair value of biological assets	(6,277)	33,184
Decrease due to harvest / disposals	(147,851)	(194,622)
Costs incurred during the period	118,416	118,324
Exchange differences	(6,997)	36,060
End of period	39,161	49,293
Rice | Farming
Changes in biological assets [abstract]
Beginning of year	102,098	32,843
Increase due to purchases	962	643
Initial recognition and changes in fair value of biological assets	14,577	39,114
Decrease due to harvest / disposals	(125,069)	(148,827)
Costs incurred during the period	62,951	104,617
Exchange differences	(8,488)	20,087
End of period	47,031	48,477
Dairy | Farming
Changes in biological assets [abstract]
Beginning of year	42,864	23,191
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	19,563	7,473
Decrease due to harvest / disposals	(69,741)	(77,560)
Costs incurred during the period	52,575	73,334
Exchange differences	(3,768)	15,755
End of period	$ 41,493	$ 42,193